Other operating income (expense) (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of other operating income (expense)

	Note	12.31.21	12.31.20	12.31.19
Other operating income
Income from customer surcharges		1,936	2,339	2,364
Commissions on municipal taxes collection		359	338	264
Fines to suppliers		118	-	41
Services provided to third parties		248	363	370
Related parties	35.a	-	65	41
Recovery of provision for contingences	34	-	313	-
Income from non-reimbursable customer contributions		47	40	14
Expense recovery		31	107	336
Construction plan Framework agreement	2.e	2,060	-	-
Other		43	70	137
Total other operating income		4,842	3,635	3,567

Other operating expense
Gratifications for services		(863)	(77)	(395)
Cost for services provided to third parties		(112)	(145)	(199)
Severance paid		(37)	(37)	(44)
Debit and Credit Tax		(1,068)	(1,235)	(1,628)
Provision for contingencies	34	(2,351)	(1,343)	(2,808)
Disposals of property, plant and equipment		(249)	(227)	(130)
Refund of fines to suppliers		-	(195)	-
Other		(207)	(140)	(45)
Total other operating expense		(4,887)	(3,399)	(5,249)